Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3 years
Electronic equipment	3 years
Office furniture and equipment	3 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvements	87,858	305,955
Electronic equipment	14,275	32,213
Machinery	4,640	15,562
Office furniture and equipment	3,071	3,818
Vehicles	2,495	4,311
Construction in progress	9,854	2,779
Total	122,193	364,638
Less: accumulated depreciation	(12,783)	(79,341)
Property and equipment, net	109,410	285,297

Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Category	Estimated useful lives
Trademarks	9-15 years
Software	5 years